Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 93.2%
U.S. Treasury Bill, 4.04%, 10/30/2025
(a)
(Cost $17,939,313) .......................................................... $ 18,000,000 $ 17,941,419
Shares
Money Market Funds – 6.9%
DWS Government Money Market Series Institutional, 4.10%
(b)
(Cost $1,333,758) ........................................................... 1,333,758 1,333,758
Total Investments – 100.1%
(Cost $19,273,071) .......................................................................... $ 19,275,177
Liabilities in Excess of Other Assets – (0.1)% ....................................................... (10,289)
Net Assets – 100.0% .......................................................................... $ 19,264,888
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Rate shown reflects the 7-day yield as of September 30, 2025.
Summary of Investment Type
Industry
% of Net
Assets
U.S. Treasury Bill s ............................................................................... 93.2%
Money Market Funds ............................................................................. 6.9%
Total Investments ................................................................................ 100.1%
Liabilities in Excess of Other Assets .................................................................. (0.1)%
Net Assets ..................................................................................... 100.0%